As filed with the Securities and Exchange Commission on September 29, 2026

1933 Act File No. 333-88343
1940 Act File No. 811-09603

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ X ]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 74	[ X ]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ X ]
Amendment No. 74	[ X ]
(Check appropriate box or boxes.)

AMERICAN BEACON SELECT FUNDS
(Exact Name of Registrant as Specified in Charter)
220 East Las Colinas Boulevard, Suite 1200
Irving, Texas 75039
(Address of Principal Executive Offices) (Zip Code)
Registrant's Telephone Number, including Area Code: (817) 391-6100

Gregory J. Stumm, President 220 East Las Colinas Boulevard Suite 1200 Irving, Texas 75039 (Name and Address of Agent for Service)	With copies to: Kathy K. Ingber, Esq. K&L Gates LLP 1601 K Street, NW Washington, D.C. 20006-1600

It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[ X ]	on October 29, 2026 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[ X ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 74 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until October 29, 2026, the effectiveness of the registration statement for the American Beacon Structured IncomeTRAX ETF (the “Fund”), filed in Post-Effective Amendment No. 70 (“PEA No. 70”) on July 17, 2026, pursuant to paragraph (a) of Rule 485 of the 1933 Act.  No other series of the Registrant is affected by the filing.  Since no other changes are intended to be made to PEA No. 70 by means of this filing, Parts A, B and C of PEA No. 70 are incorporated herein by reference.

PART A – PROSPECTUS

The Prospectus for the Fund is incorporated herein by reference to Part A of PEA No. 70.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Fund is incorporated herein by reference to Part B of PEA No. 70.

PART C – OTHER INFORMATION

The Part C for the Fund is incorporated herein by reference to Part C of PEA No. 70.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant represents that this Amendment meets all the requirements for effectiveness pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 74 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Irving and the State of Texas, on September 29, 2026.

AMERICAN BEACON SELECT FUNDS

By:
/s/ Gregory J. Stumm

Gregory J. Stumm

President
Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 74 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
Signature	Title	Date

/s/ Gregory J. Stumm	President (Principal Executive Officer)	September 29, 2026
Gregory J. Stumm

/s/ Aaron C. Cooper	Treasurer (Principal Financial Officer	September 29, 2026
Aaron C. Cooper	and Principal Accounting Officer)

Gilbert G. Alvarado*	Trustee	September 29, 2026
Gilbert G. Alvarado

Gerard J. Arpey*	Trustee	September 29, 2026
Gerard J. Arpey

Eugene J. Duffy*	Trustee	September 29, 2026
Eugene J. Duffy Claudia A. Holz*	Trustee	September 29, 2026
Claudia A. Holz
Douglas A. Lindgren*	Chair and Trustee	September 29, 2026
Douglas A. Lindgren
Janet C. Smith*	Trustee	September 29, 2026
Janet C. Smith

Paul Zemsky*	Trustee	September 29, 2026
Paul Zemsky

*By
/s/ Rosemary K. Behan1
Rosemary K. Behan
Attorney-In-Fact

1Signed pursuant to previously filed power of attorney.